Fair Value Measurement (Details) - Schedule of Company’s Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Liabilities, fair value	$ 2,154	$ 33,972
Convertible Notes Payable Net of Current Portion Related Party [Member]
Liabilities:
Liabilities, fair value		33,397	$ 23,477
Convertible Notes Payable Current Portion Related Party [Member]
Liabilities:
Liabilities, fair value		448
Warrant liability [Member]
Liabilities:
Liabilities, fair value		127	23,477
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Liabilities, fair value	1,274
Fair Value, Inputs, Level 1 [Member] | Convertible Notes Payable Net of Current Portion Related Party [Member]
Liabilities:
Liabilities, fair value
Fair Value, Inputs, Level 1 [Member] | Convertible Notes Payable Current Portion Related Party [Member]
Liabilities:
Liabilities, fair value
Fair Value, Inputs, Level 1 [Member] | Warrant liability [Member]
Liabilities:
Liabilities, fair value
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Liabilities, fair value
Fair Value, Inputs, Level 2 [Member] | Convertible Notes Payable Net of Current Portion Related Party [Member]
Liabilities:
Liabilities, fair value
Fair Value, Inputs, Level 2 [Member] | Convertible Notes Payable Current Portion Related Party [Member]
Liabilities:
Liabilities, fair value
Fair Value, Inputs, Level 2 [Member] | Warrant liability [Member]
Liabilities:
Liabilities, fair value
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Liabilities, fair value	$ 880	33,972
Fair Value, Inputs, Level 3 [Member] | Convertible Notes Payable Net of Current Portion Related Party [Member]
Liabilities:
Liabilities, fair value		33,397	23,477
Fair Value, Inputs, Level 3 [Member] | Convertible Notes Payable Current Portion Related Party [Member]
Liabilities:
Liabilities, fair value		448
Fair Value, Inputs, Level 3 [Member] | Warrant liability [Member]
Liabilities:
Liabilities, fair value		$ 127	$ 23,477